UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended: December 31, 1999

Institutional Investment Manager Filing this Report:

Name:    Financial Counselors, Inc.
Address: 700 W. 47th Street, Ste. 510
         Kansas City, MO 64112

13F File Number: 0000949623

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:    Marjorie Walter
Title:   Assistant Vice President
Phone:   (816)329-1543
Signature, Place, and Date of Signing:


Report Type:

[X]      13F HOLDINGS REPORT

List of Other Managers Reporting for this Manager:  None





FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     140

Form 13F Information Table Value Total:     $541,744


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

A T & T CORPORATION
COM
001957109
10276
202244
SH
SOLE
N/A
202244
0
0
ABBOTT LABORATORIES
COM
002824100
174
4800
SH
SOLE
N/A
4800
0
0
ALBERTSONS, INC.
COM
013104104
129
4000
SH
SOLE
N/A
4000
0
0
ALUMINUM CO OF AMERICA
COM
013817101
10266
123685
SH
SOLE
N/A
123685
0
0
AMERICA ONLINE INC
COM
02364J104
15
100
SH
SOLE
N/A
100
0
0
AMERICAN ELEC PWR INC
COM
025537101
16
500
SH
SOLE
N/A
500
0
0
AMERICAN GENERAL CORP
COM
026351106
114
1500
SH
SOLE
N/A
1500
0
0
AMERICAN HOME PRODS CP
COM
026609107
33
850
SH
SOLE
N/A
850
0
0
AMERICAN INTL GROUP INC
COM
026874107
19273
178253
SH
SOLE
N/A
178253
0
0
AMERICUS LIFE HOLDINGS, INC.
COM
030732101
13
625
SH
SOLE
N/A
625
0
0
ANHEUSER BUSCH COMPANIES, IN
COM
035229103
248
3506
SH
SOLE
N/A
3506
0
0
AON CORPORATION
COM
037389103
7624
190607
SH
SOLE
N/A
190607
0
0
ARCH CHEMICALS, INC.
COM
03937R102
17
800
SH
SOLE
N/A
800
0
0
ASSOCIATES FIRST CAPITAL COR
COM
046008108
22
800
SH
SOLE
N/A
800
0
0
AT & T CORP LIBERTY MEDIA
COM
001957208
21
378
SH
SOLE
N/A
378
0
0
AUTOMATIC DATA PROCESSING IN
COM
053015103
32
600
SH
SOLE
N/A
600
0
0
BAKER HUGHES, INC.
COM
057224107
3225
153100
SH
SOLE
N/A
153100
0
0
BANC ONE CORP
COM
059438101
11
330
SH
SOLE
N/A
330
0
0
BANK OF AMERICA CORP
COM
060505104
1573
31338
SH
SOLE
N/A
31338
0
0
BELL ATLANTIC CORPORATION
COM
077853109
271
4400
SH
SOLE
N/A
4400
0
0
BELLSOUTH CORPORATION
COM
079860102
152
3242
SH
SOLE
N/A
3242
0
0
BERKSHIRE HATHAWAY, INC.
COM
084670207
5251
2869
SH
SOLE
N/A
2869
0
0
BP PRUDHOE BAY RTY TR
COM
055630107
9
1000
SH
SOLE
N/A
1000
0
0
BRINSON GLOBAL FUND
COM
100970C10
8
147
13117
SH
SOLE
N/A
13117
0
0
BRINSON NON US EQUITY FUND
COM
10970C306
371
26295
SH
SOLE
N/A
26295
0
0
BRISTOL MYERS SQUIBB
COM
110122108
39
600
SH
SOLE
N/A
600
0
0
BRITISH PETROLEUM ADS
COM
55622104
204
3438
SH
SOLE
N/A
3438
0
0
BUTLER MANUFACTURING COMPANY
COM
123655102
465
20860
SH
SOLE
N/A
20860
0
0
CARNIVAL CORP
COM
143658102
7529
157479
SH
SOLE
N/A
157479
0
0
CATERPILLAR INC
COM
149123101
188
4000
SH
SOLE
N/A
4000
0
0
CEDAR FAIR, L.P.
COM
150185106
39
2000
SH
SOLE
N/A
2000
0
0
CHEVRON CORPORATION
COM
166751107
7065
81555
SH
SOLE
N/A
81555
0
0
CINTAS CORP
COM
172908105
244
4600
SH
SOLE
N/A
4600
0
0
CIRCUIT CITY STORES - CIRCUI
COM
172737108
2979
66105
SH
SOLE
N/A
66105
0
0
CISCO SYS INC
COM
17275R102
15061
140597
SH
SOLE
N/A
140597
0
0
CITIGROUP, INC.
COM
172967101
1656
29736
SH
SOLE
N/A
29736
0
0
COCA COLA CO
COM
191216100
699
12000
SH
SOLE
N/A


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